STOCK-BASED COMPENSATION - Summary of Number of DSUs (Details) - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Directors' Deferred Share Units Plan
DSUs
Outstanding, beginning (in shares)	94,624	99,939
Granted (in shares)	22,293	32,729
Settled (in shares)	(9,621)	(38,044)
Outstanding, ending (in shares)	107,296	94,624
Management Deferred Share Units Plan
DSUs
Outstanding, beginning (in shares)	134,370	118,505
Granted (in shares)	16,600	21,643
Settled (in shares)	(65,280)	(5,778)
Outstanding, ending (in shares)	85,690	134,370